Disposal of business	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disposal of business	Disposals of businessesDuring the year, Barclays Bank PLC sold its direct ownership of subsidiaries Capton Investments Limited and Hawkins to Roder Investment No 1 Limited and Roder investment No 2 Limited recording gains of £43m and £75m respectively.